PROVISIONS AND CONTINGENCIES - Roll forward (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Reconciliation of changes in provisions
Balance at the beginning of the period	$ 44.7
Recognized in income	18.4
Payments	(15.5)
Other	0.9
Balance at the end of the period	48.5
Contingencies, legal disputes and other
Reconciliation of changes in provisions
Balance at the beginning of the period	38.8
Recognized in income	3.5
Payments	(1.7)
Other	0.9
Balance at the end of the period	41.5
Restructuring of operations
Reconciliation of changes in provisions
Balance at the beginning of the period	5.9
Recognized in income	14.9
Payments	(13.8)
Balance at the end of the period	$ 7.0